Schedule of Investments(a)
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.23%
Aerospace & Defense–2.69%
BWX Technologies, Inc.	101,910	$6,424,407
Curtiss-Wright Corp.	74,859	13,194,647
		19,619,054
Air Freight & Logistics–1.30%
Hub Group, Inc., Class A(b)	112,662	9,456,848
Aluminum–0.88%
Kaiser Aluminum Corp.	86,034	6,420,717
Apparel Retail–0.91%
Foot Locker, Inc.(c)	166,727	6,617,395
Apparel, Accessories & Luxury Goods–0.78%
Capri Holdings Ltd.(b)	120,406	5,659,082
Application Software–4.03%
Consensus Cloud Solutions, Inc.(b)	83,155	2,834,754
Envestnet, Inc.(b)(c)	111,517	6,542,702
HashiCorp, Inc., Class A(b)(c)	120,046	3,516,147
Paycor HCM, Inc.(b)(c)	387,919	10,287,612
Sprout Social, Inc., Class A(b)	101,904	6,203,916
		29,385,131
Asset Management & Custody Banks–1.94%
Federated Hermes, Inc., Class B	199,589	8,011,502
Focus Financial Partners, Inc., Class A(b)	117,564	6,098,045
		14,109,547
Automotive Parts & Equipment–2.55%
Dorman Products, Inc.(b)	102,734	8,861,835
Visteon Corp.(b)	61,873	9,703,542
		18,565,377
Automotive Retail–2.98%
AutoNation, Inc.(b)(c)	122,038	16,397,025
Murphy USA, Inc.	20,595	5,314,540
		21,711,565
Biotechnology–2.32%
ADMA Biologics, Inc.(b)	1,178,844	3,901,974
Avid Bioservices, Inc.(b)(c)	222,090	4,166,408
IVERIC bio, Inc.(b)	146,373	3,561,255
Prometheus Biosciences, Inc.(b)	48,974	5,255,890
		16,885,527
Building Products–1.02%
Zurn Elkay Water Solutions Corp.	347,911	7,431,379
Casinos & Gaming–1.00%
Boyd Gaming Corp.	113,226	7,260,051
Construction & Engineering–1.39%
Valmont Industries, Inc.	31,759	10,140,014
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 1.07%
Allison Transmission Holdings, Inc.	172,809	$7,817,879
Construction Materials–1.48%
Summit Materials, Inc., Class A(b)(c)	378,528	10,784,263
Consumer Staples Merchandise Retail–1.75%
BJ’s Wholesale Club Holdings, Inc.(b)	168,020	12,781,281
Diversified Banks–0.46%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	123,810	3,342,870
Electrical Components & Equipment–3.02%
Atkore, Inc.(b)	94,897	13,331,131
Regal Rexnord Corp.(c)	61,911	8,712,735
		22,043,866
Electronic Components–1.96%
Belden, Inc.	84,081	7,295,708
Vishay Intertechnology, Inc.	310,122	7,014,960
		14,310,668
Electronic Equipment & Instruments–0.84%
Itron, Inc.(b)	110,285	6,115,303
Environmental & Facilities Services–1.51%
ABM Industries, Inc.	53,915	2,422,940
Casella Waste Systems, Inc., Class A(b)	103,627	8,565,808
		10,988,748
Footwear–0.68%
Steven Madden Ltd.	137,103	4,935,708
Gas Utilities–2.41%
National Fuel Gas Co.(c)	167,743	9,685,481
Northwest Natural Holding Co.	166,171	7,903,093
		17,588,574
Health Care Equipment–3.37%
AtriCure, Inc.(b)(c)	163,471	6,775,873
Inspire Medical Systems, Inc.(b)(c)	53,687	12,566,516
TransMedics Group, Inc.(b)	68,683	5,201,364
		24,543,753
Health Care Facilities–3.92%
Acadia Healthcare Co., Inc.(b)	182,732	13,202,387
Encompass Health Corp.	104,001	5,626,454
Tenet Healthcare Corp.(b)	164,158	9,754,268
		28,583,109
Health Care Services–2.66%
Addus HomeCare Corp.(b)	77,044	8,225,217
Guardant Health, Inc.(b)	164,484	3,855,505
Option Care Health, Inc.(b)	228,898	7,272,090
		19,352,812
Home Furnishings–0.62%
Tempur Sealy International, Inc.	114,370	4,516,471

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Homebuilding–2.38%
KB Home	132,498	$5,323,769
TopBuild Corp.(b)	57,612	11,991,362
		17,315,131
Hotel & Resort REITs–1.21%
DiamondRock Hospitality Co.(c)	1,083,724	8,810,676
Human Resource & Employment Services–2.65%
ASGN, Inc.(b)	111,024	9,178,354
Korn Ferry	195,549	10,117,705
		19,296,059
Industrial Machinery & Supplies & Components–3.58%
EnPro Industries, Inc.	100,165	10,406,142
Esab Corp.	87,477	5,167,266
Evoqua Water Technologies Corp.(b)	212,273	10,554,214
		26,127,622
Interactive Media & Services–1.74%
Ziff Davis, Inc.(b)(c)	162,736	12,701,545
Investment Banking & Brokerage–1.65%
Stifel Financial Corp.	203,616	12,031,669
IT Consulting & Other Services–0.43%
Endava PLC, ADR (United Kingdom)(b)(c)	47,196	3,170,627
Leisure Products–0.61%
Topgolf Callaway Brands Corp.(b)	206,672	4,468,249
Life Sciences Tools & Services–1.10%
BioLife Solutions, Inc.(b)	168,981	3,675,337
CryoPort, Inc.(b)	181,557	4,357,368
		8,032,705
Metal, Glass & Plastic Containers–1.22%
Silgan Holdings, Inc.	165,309	8,872,134
Oil & Gas Drilling–0.83%
Helmerich & Payne, Inc.(c)	169,554	6,061,555
Oil & Gas Equipment & Services–0.91%
NOV, Inc.	358,798	6,641,351
Oil & Gas Exploration & Production–2.30%
Chesapeake Energy Corp.	121,521	9,240,457
CNX Resources Corp.(b)(c)	471,886	7,559,614
		16,800,071
Oil & Gas Storage & Transportation–0.48%
Equitrans Midstream Corp.	601,446	3,476,358
Other Specialized REITs–2.57%
Four Corners Property Trust, Inc.(c)	453,518	12,181,493
Outfront Media, Inc.	402,242	6,528,388
		18,709,881
Packaged Foods & Meats–0.75%
Lancaster Colony Corp.(c)	27,085	5,495,005
Personal Care Products–1.33%
BellRing Brands, Inc.(b)	284,170	9,661,780
Pharmaceuticals–2.40%
Collegium Pharmaceutical, Inc.(b)	216,888	5,203,143
Shares		Value
Pharmaceuticals–(continued)
Intra-Cellular Therapies, Inc.(b)	111,897	$6,059,223
Reata Pharmaceuticals, Inc., Class A(b)	68,161	6,197,198
		17,459,564
Property & Casualty Insurance–1.30%
Definity Financial Corp. (Canada)	362,512	9,460,450
Regional Banks–6.07%
Berkshire Hills Bancorp, Inc.	220,742	5,531,795
Cathay General Bancorp	186,216	6,428,176
Columbia Banking System, Inc.(c)	323,085	6,920,481
Heritage Financial Corp.	201,549	4,313,149
OceanFirst Financial Corp.	261,930	4,840,466
Pacific Premier Bancorp, Inc.	272,713	6,550,566
Webster Financial Corp.(c)	145,780	5,746,648
WSFS Financial Corp.	103,561	3,894,929
		44,226,210
Research & Consulting Services–3.20%
CACI International, Inc., Class A(b)	35,759	10,594,676
KBR, Inc.(c)	231,537	12,746,112
		23,340,788
Restaurants–1.51%
Texas Roadhouse, Inc.	101,877	11,008,829
Self-Storage REITs–1.44%
National Storage Affiliates Trust	251,734	10,517,446
Semiconductor Materials & Equipment–0.80%
MKS Instruments, Inc.	65,832	5,834,032
Semiconductors–3.00%
Allegro MicroSystems, Inc. (Japan)(b)(c)	185,632	8,908,480
Ambarella, Inc.(b)	72,555	5,617,208
MACOM Technology Solutions Holdings, Inc.(b)	103,306	7,318,197
		21,843,885
Soft Drinks & Non-alcoholic Beverages–0.78%
Coca-Cola Consolidated, Inc.	10,683	5,716,260
Steel–0.77%
Commercial Metals Co.	114,397	5,594,013
Systems Software–1.68%
Gitlab, Inc., Class A(b)(c)	165,747	5,683,465
Progress Software Corp.	113,618	6,527,354
		12,210,819
Total Common Stocks & Other Equity Interests (Cost $514,490,584)		715,851,706
Money Market Funds–1.89%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	4,811,360	4,811,360
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	3,432,261	3,432,946
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	5,498,697	$5,498,697
Total Money Market Funds (Cost $13,742,641)		13,743,003
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $528,233,225)		729,594,709
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.76%
Invesco Private Government Fund, 4.78%(d)(e)(f)	27,824,523	27,824,523
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.98%(d)(e)(f)	72,470,463	$72,470,463
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $100,308,841)		100,294,986
TOTAL INVESTMENTS IN SECURITIES–113.88% (Cost $628,542,066)		829,889,695
OTHER ASSETS LESS LIABILITIES—(13.88)%		(101,138,130)
NET ASSETS–100.00%		$728,751,565
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,254,271	$15,611,311	$(16,054,222)	$-	$-	$4,811,360	$59,179
Invesco Liquid Assets Portfolio, Institutional Class	3,750,198	11,150,935	(11,467,301)	(330)	(556)	3,432,946	49,665
Invesco Treasury Portfolio, Institutional Class	6,004,881	17,841,498	(18,347,682)	-	-	5,498,697	78,417
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,640,295	51,930,880	(61,746,652)	-	-	27,824,523	336,100*
Invesco Private Prime Fund	95,689,915	127,454,841	(150,644,753)	(27,092)	(2,448)	72,470,463	920,916*
Total	$148,339,560	$223,989,465	$(258,260,610)	$(27,422)	$(3,004)	$114,037,989	$1,444,277

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$715,851,706	$—	$—	$715,851,706
Money Market Funds	13,743,003	100,294,986	—	114,037,989
Total Investments	$729,594,709	$100,294,986	$—	$829,889,695
Invesco V.I. Main Street Small Cap Fund®